Debt (Details) - Schedule of Notes Payable - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Notes Payable [Abstract]
FNBD Notes Payable	$ 9,141,096	$ 9,309,286	$ 8,863,423
FSNB Notes Payable	5,667,674	5,767,302	6,531,377
Total notes payable	14,808,770	15,076,588	15,401,453
Unamortized debt issuance costs	(116,540)	(124,170)	(135,240)
Notes payable, net of issuance cost	14,692,230	14,952,418	15,266,213
Less current portion	(1,203,402)	(1,469,043)	(1,549,861)
Long-term portion	$ 13,488,828	$ 13,483,375	$ 13,716,353